Insurance	12 Months Ended
Dec. 31, 2016
Insurance [Abstract]
INSURANCE
INSURANCE

We conduct insurance underwriting operations primarily through The American Road Insurance Company (“TARIC”). TARIC is a wholly owned subsidiary of Ford Credit operating in the United States and Canada. TARIC provides physical damage insurance coverage for Ford Credit financed vehicles at dealer locations and Ford and Lincoln vehicles in transit between final assembly plants and dealer locations. In addition, TARIC provides a variety of other insurance products and services to Ford and its affiliates, including contractual liability insurance on extended service contracts. TARIC provides commercial automobile and general liability insurance and surety bonds for Ford in the United States.

Insurance premiums earned are reported net of reinsurance as Insurance premiums earned. These premiums are earned over their respective policy periods. Physical damage insurance premiums, including premiums on vehicles financed at wholesale by us, are recognized as income on a monthly basis. Premiums from extended service plan contracts and other contractual liability coverages are earned over the life of the policy based on historical loss experience. Commissions and premium taxes are deferred and amortized over the term of the related policies on the same basis on which premiums are earned.

Reserves for insurance losses and loss adjustment expenses are established based on actuarial estimates and historical loss development patterns, which represents management’s best estimate. If management believes the reserves do not reflect all losses due to changes in conditions, or other relevant factors, an adjustment is made based on management judgment.

Reinsurance activity primarily consists of ceding a majority of the contractual liability insurance business related to automotive extended service plan contracts for a ceding commission. Commissions on ceded amounts are earned on the same basis as related premiums. Reinsurance contracts do not relieve TARIC from its obligations to its policyholders. Failure of reinsurers to honor their obligations could result in losses to TARIC. Therefore, TARIC either directly or indirectly (via insurance brokers) monitors the underlying business and financial performance of the reinsurers. In addition, where deemed necessary, TARIC may require collateral or utilize multiple reinsurers to mitigate concentration risk.

Insurance Assets

Cash, cash equivalents, and marketable securities related to insurance activities at December 31 were as follows (in millions):

	2015	2016
Cash and cash equivalents	$210	$99
Marketable securities	369	475
Total cash, cash equivalents, and marketable securities	$579	$574

TARIC is required by law to maintain deposits with regulatory authorities. These deposited securities totaled $12 million at December 31, 2015 and 2016 and were included in Marketable securities.
Amounts paid to reinsurers relating to the unexpired portion of the underlying automotive service contracts, and amounts recoverable from reinsurers on unpaid losses, including incurred but not reported losses are reported in Other assets. Prepaid reinsurance premiums and other reinsurance recoverables were $472 million and $546 million at December 31, 2015 and 2016, respectively. This includes amounts ceded to Ford and its affiliates of $176 million and $91 million at December 31, 2015 and 2016, respectively.

Insurance Liabilities

Other liabilities and deferred income includes unearned insurance premiums of $484 million and $556 million at December 31, 2015 and 2016, respectively, all of which are from Ford and its affiliates.

The reserve for reported insurance losses and an estimate of unreported insurance losses, based on past experience, was $8 million and $6 million at December 31, 2015 and 2016, respectively, and was included in Other liabilities and deferred income.
NOTE 14. INSURANCE (Continued)

Insurance Premiums

Insurance premiums written and earned for the years ended December 31 were as follows (in millions):

	2014		2015		2016
	Written	Earned	Written	Earned	Written	Earned
Direct	$293	$230	$328	$254	$371	$298
Assumed	—	—	—	—	—	—
Ceded	(166)	(105)	(194)	(121)	(215)	(142)
Net premiums	$127	$125	$134	$133	$156	$156

The net premiums earned with Ford and its affiliates were $75 million, $90 million, and $133 million for the years ended December 31, 2014, 2015, and 2016, respectively.

Insurance Expenses

Insurance underwriting losses and expenses are reported as Insurance expenses. The components of insurance expenses for the years ended December 31 were as follows (in millions):

	2014	2015	2016
Insurance losses	$115	$80	$146
Loss adjustment expenses	6	5	5
Reinsurance income and other expenses, net	(14)	(16)	(26)
Insurance expenses	$107	$69	$125

Insurance expenses with Ford and its affiliates were $30 million, $36 million, and $55 million for the years ended December 31, 2014, 2015, and 2016, respectively.

Insurance expenses were reduced by ceded insurance expenses of $68 million, $76 million, and $95 million for the years ended December 31, 2014, 2015, and 2016, respectively.